CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 $ / shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 1,180		¥ 670		¥ 408
Accounts payable	526,461	$ 75,826	457,493
Other current liabilities	138,841	$ 19,998	150,859
Ordinary shares:
Par value | $ / shares				$ 0.0001		$ 0.0001
VIE [Member]
Accounts payable | ¥	1,198		1,783
Other current liabilities | ¥	¥ 34,240		¥ 45,078
Common Class A [Member]
Ordinary shares:
Par value | $ / shares		$ 0.0001		0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	146,111,244	146,111,244	138,170,631
Shares outstanding	146,111,244	146,111,244	138,170,631
Common Class B [Member]
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738